SIX CIRCLES® TRUST

Six Circles Credit Opportunities Fund

Supplement dated December 4, 2020

to the Summary Prospectus and Prospectus dated August 19, 2020

Effective immediately, Kathryn P. Glass, CFA, Thomas Scherr, CFA and Steven J. Wagner of Federated Investment Management Company (“Federated”) are added as portfolio managers to the Six Circles Credit Opportunities Fund (the “Fund”). Accordingly, effective immediately, the portfolio manager information for Federated in the “Risk/Return Summary — Management — Sub-Advisers and Sub-Sub-Advisers” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Federated

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
Mark E. Durbiano, CFA	Inception	Senior Portfolio Manager; Head of Domestic High Yield Group
Kathryn P. Glass, CFA	2020	Portfolio Manager
Thomas Scherr, CFA	2020	Portfolio Manager
Steven J. Wagner	2020	Senior Portfolio Manager

In addition, effective immediately, the “The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Federated — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Portfolio Managers:

Mark Durbiano, CFA, Kathryn P. Glass, CFA, Thomas Scherr, CFA and Steven J. Wagner serve as portfolio managers for the Fund.

Mark E. Durbiano, CFA, Senior Portfolio Manager, Head of the Domestic High Yield Group, has managed the Fund since inception, and is responsible for portfolio management and research in the fixed income area, concentrating in the domestic high yield sector. Mr. Durbiano joined Federated in 1982 and has been Senior Portfolio Manager and Senior Vice President since 1996. He received a B.A. from Dickinson College and an M.B.A. from University of Pittsburgh. Mr. Durbiano has 38 years of investment experience.

Kathryn P. Glass, CFA, Portfolio Manager, Senior Investment Analyst, is responsible for portfolio management and research in the fixed income area, concentrating in the domestic high yield sector. Ms. Glass joined Federated in 1999. She received a B.A. from University of Pittsburgh, an M.A. from Cornell University and an M.S.I.A. from Carnegie Mellon University. Ms. Glass has 23 years of investment experience.

Thomas Scherr, CFA, Portfolio Manager, Senior Investment Analyst, is responsible for portfolio management and research in the fixed income area, concentrating in the domestic high yield sector. Mr. Scherr joined Federated in 2006. He received a B.S. from Lehigh University and an M.B.A. from Carnegie Mellon University. Mr. Scherr has 14 years of investment experience.

Steven J. Wagner, Senior Portfolio Manager, Senior Investment Analyst, is responsible for portfolio management and research in the fixed income area, concentrating in the domestic high yield and leveraged loan sectors. Mr. Wagner joined Federated in 1997. He received a B.S. from Boston College and an M.B.A. from University of Pittsburgh. Mr. Wagner has 23 years of investment experience.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUPP-6C-2020-22

SIX CIRCLES® TRUST

Six Circles Credit Opportunities Fund

Supplement dated December 4, 2020

to the Statement of Additional Information dated August 19, 2020

Effective immediately, the information for Federated in the first table and second table in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Federated
Mark E. Durbiano, CFA	21	14,600,000	4	323,300	4	217,500
Kathryn P. Glass, CFA*	1	235,100	—	—	2	21,500
Thomas Scherr, CFA*	—	—	1	231,600	1	32,500
Steven J. Wagner*	11	13,500,000	1	49,700	1	90,200

*	As of September 30, 2020

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Federated
Mark E. Durbiano, CFA	—	—	—	—	1	91,300
Kathryn P. Glass, CFA*	—	—	—	—	—	—
Thomas Scherr, CFA*	—	—	—	—	1	77,400
Steven J. Wagner*	—	—	—	—	—	—

*	As of September 30, 2020

Additionally, effective immediately, the “Portfolio Manager Compensation — Federated” section of Part II is hereby deleted and replaced with the following:

Mark E. Durbiano, Kathryn P. Glass, Thomas Scherr and Steven J. Wagner are paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (“IPP”) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is calculated based on certain other accounts managed by the portfolio managers. IPP is measured for the rolling one, three and five calendar year periods, typically, on a pre-tax gross total return basis versus the other accounts benchmark and versus the other accounts designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.

Mr. Durbiano, Ms. Glass, Mr. Scherr and Mr. Wagner are also the portfolio managers for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts or activities for which they are responsible when their compensation is calculated may be equal or can vary. In addition, Mr. Durbiano has oversight responsibility for other portfolios that he does not personally manage and serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income funds. Additionally, Mr. Wagner serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable, fixed-income funds. A portion of the IPP score is based on Federated Hermes’ senior management’s assessment of team contributions.

For purposes of calculating the annual incentive amount, each account managed by the portfolio managers may be categorized into multiple IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each of the other accounts managed or activities engaged in by the portfolio managers and included in the IPP groups. Although the performance of each of the other accounts are considered in calculating the annual incentive amount, the weighting of the IPP groups differ. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant. Pursuant to the terms of a business agreement, Mr. Durbiano’s annual incentives may include certain guaranteed amounts.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

In addition, Ms. Glass and Mr. Scherr were awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUPP-6C-2020-23